2. Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Allowance for doubtful accounts	$ 0	$ 0
One customer [Member] | Accounts Receivable [Member]
Concentration percentage	100.00%